Fair Value Measurements - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - LGL SYSTEMS ACQUISITION CORP [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 173,025,088	$ 173,192,131	$ 172,626,688
Liabilities:
Warrant liabilities – Public Warrants	15,740,625	13,972,500
Level 2 [Member]
Liabilities:
Warrant liabilities – Public Warrants		13,972,500
Level 3 [Member]
Liabilities:
Warrant liabilities – Public Warrants			8,797,500
Warrant liabilities – Private Warrants	10,234,120	9,464,000	$ 5,668,000
Total Warrant Liabilities	$ 25,974,745	$ 23,436,500